Supplement (Vanguard Emerging Markets Stock Index Fund)	12 Months Ended
Oct. 31, 2011
Institutional
Supplement Text
Supplement Text:

SHIP LOGO Vanguard (r)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares & Institutional Plus Shareshares

New Interim Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking the FTSE Emerging Transition Index, on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund's board of trustees.

The board of trustees has approved the adoption of the FTSE Emerging Index as the new target index for the Fund, replacing the MSCI Emerging Markets Index. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The Fund is expected to adopt the FTSE Emerging Index as its benchmark sometime over the coming months, and the current change to the FTSE Emerging Transition Index is the first of two phases. This approach is intended to enable the Fund's advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings-particularly with respect to South Korean securities, which represent approximately 15% of the MSCI Emerging Markets Index (the Fund's former benchmark) but are not included in the FTSE Emerging Index-in a manner that has the least impact on Fund shareholders. In this first phase, the Fund has ceased tracking its former target index and has begun temporarily tracking the FTSE Emerging Transition Index, a "dynamic" index that will gradually reduce South Korean equity exposure by approximately 4% each week for a period of 25 weeks while proportionately adding exposure to other countries based on their weightings in the new index. In the second phase, the Fund will cease tracking the FTSE Emerging Transition Index and begin tracking the FTSE Emerging Index.

Both the FTSE Emerging Transition Index and the FTSE Emerging Index measure the same market segment as the Fund's former index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the former or interim index over any period of time.

The adjustments to the Fund's portfolio holdings are expected to result in modest, temporary increases in the Fund's transaction costs and turnover rate. The transition also may cause the Fund to realize taxable capital gains, although the board of trustees believes that any gains realized are likely to be offset by accumulated tax losses. It is important to note that the actual transaction costs, turnover rate, and capital gains will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments.

Name Change for ETF Shares

To better coincide with the Fund's new target index, the ETF share class of the Fund, previously known as Vanguard MSCI Emerging Markets ETF, has changed its name to Vanguard FTSE Emerging Markets ETF.

Prospectus and Summary Prospectus Text Changes

The paragraph under "Primary Investment Strategies" is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (normally approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More of the Funds section under the heading "Security Selection":

Emerging Markets Stock Index Fund. The Fund invests in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets. As of October 31, 2012, the Fund had an asset-weighted median market capitalization of $17.1 billion.

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE

International Limited "FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSi 239 012013

Participant
Supplement Text
Supplement Text:

SHIP LOGO Vanguard (r)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants

New Interim Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking the FTSE Emerging Transition Index, on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund's board of trustees.

The board of trustees has approved the adoption of the FTSE Emerging Index as the new target index for the Fund, replacing the MSCI Emerging Markets Index. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The Fund is expected to adopt the FTSE Emerging Index as its benchmark sometime over the coming months, and the current change to the FTSE Emerging Transition Index is the first of two phases. This approach is intended to enable the Fund's advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings-particularly with respect to South Korean securities, which represent approximately 15% of the MSCI Emerging Markets Index (the Fund's former benchmark) but are not included in the FTSE Emerging Index-in a manner that has the least impact on Fund shareholders. In this first phase, the Fund has ceased tracking its former target index and has begun temporarily tracking the FTSE Emerging Transition Index, a "dynamic" index that will gradually reduce South Korean equity exposure by approximately 4% each week for a period of 25 weeks while proportionately adding exposure to other countries based on their weightings in the new index. In the second phase, the Fund will cease tracking the FTSE Emerging Transition Index and begin tracking the FTSE Emerging Index.

Both the FTSE Emerging Transition Index and the FTSE Emerging Index measure the same market segment as the Fund's former index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the former or interim index over any period of time.

The adjustments to the Fund's portfolio holdings are expected to result in modest, temporary increases in the Fund's transaction costs and turnover rate. The transition also may cause the Fund to realize taxable capital gains, although the board of trustees believes that any gains realized are likely to be offset by accumulated tax losses. It is important to note that the actual transaction costs, turnover rate, and capital gains will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments.

Name Change for ETF Shares

To better coincide with the Fund's new target index, the ETF share class of the Fund, previously known as Vanguard MSCI Emerging Markets ETF, has changed its name to Vanguard FTSE Emerging Markets ETF.

Prospectus and Summary Prospectus Text Changes

The paragraph under "Primary Investment Strategies" is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (normally approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More of the Funds section under the heading "Security Selection":

Emerging Markets Stock Index Fund. The Fund invests in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets. As of October 31, 2012, the Fund had an asset-weighted median market capitalization of $17.1 billion.

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE E"merging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 533 012013

Participant:
Supplement Text
Supplement Text:

SHIP LOGO Vanguard (r)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(r) Shares for Participants

New Interim Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking the FTSE Emerging Transition Index, on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund's board of trustees.

The board of trustees has approved the adoption of the FTSE Emerging Index as the new target index for the Fund, replacing the MSCI Emerging Markets Index. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The Fund is expected to adopt the FTSE Emerging Index as its benchmark sometime over the coming months, and the current change to the FTSE Emerging Transition Index is the first of two phases. This approach is intended to enable the Fund's advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings-particularly with respect to South Korean securities, which represent approximately 15% of the MSCI Emerging Markets Index (the Fund's former benchmark) but are not included in the FTSE Emerging Index-in a manner that has the least impact on Fund shareholders. In this first phase, the Fund has ceased tracking its former target index and has begun temporarily tracking the FTSE Emerging Transition Index, a "dynamic" index that will gradually reduce South Korean equity exposure by approximately 4% each week for a period of 25 weeks while proportionately adding exposure to other countries based on their weightings in the new index. In the second phase, the Fund will cease tracking the FTSE Emerging Transition Index and begin tracking the FTSE Emerging Index.

Both the FTSE Emerging Transition Index and the FTSE Emerging Index measure the same market segment as the Fund's former index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the former or interim index over any period of time.

The adjustments to the Fund's portfolio holdings are expected to result in modest, temporary increases in the Fund's transaction costs and turnover rate. The transition also may cause the Fund to realize taxable capital gains, although the board of trustees believes that any gains realized are likely to be offset by accumulated tax losses. It is important to note that the actual transaction costs, turnover rate, and capital gains will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments.

Name Change for ETF Shares

To better coincide with the Fund's new target index, the ETF share class of the Fund, previously known as Vanguard MSCI Emerging Markets ETF, has changed its name to Vanguard FTSE Emerging Markets ETF.

Prospectus and Summary Prospectus Text Changes

The paragraph under "Primary Investment Strategies" is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (normally approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More of the Funds section under the heading "Security Selection":

Emerging Markets Stock Index Fund. The Fund invests in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets. As of October 31, 2012, the Fund had an asset-weighted median market capitalization of $17.1 billion.

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 533 012013

Retail
Supplement Text
Supplement Text:

SHIP LOGO Vanguard (r)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares & Admiral(tm) Shares

New Interim Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking the FTSE Emerging Transition Index, on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund's board of trustees.

The board of trustees has approved the adoption of the FTSE Emerging Index as the new target index for the Fund, replacing the MSCI Emerging Markets Index. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The Fund is expected to adopt the FTSE Emerging Index as its benchmark sometime over the coming months, and the current change to the FTSE Emerging Transition Index is the first of two phases. This approach is intended to enable the Fund's advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings-particularly with respect to South Korean securities, which represent approximately 15% of the MSCI Emerging Markets Index (the Fund's former benchmark) but are not included in the FTSE Emerging Index-in a manner that has the least impact on Fund shareholders. In this first phase, the Fund has ceased tracking its former target index and has begun temporarily tracking the FTSE Emerging Transition Index, a "dynamic" index that will gradually reduce South Korean equity exposure by approximately 4% each week for a period of 25 weeks while proportionately adding exposure to other countries based on their weightings in the new index. In the second phase, the Fund will cease tracking the FTSE Emerging Transition Index and begin tracking the FTSE Emerging Index.

Both the FTSE Emerging Transition Index and the FTSE Emerging Index measure the same market segment as the Fund's former index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the former or interim index over any period of time.

The adjustments to the Fund's portfolio holdings are expected to result in modest, temporary increases in the Fund's transaction costs and turnover rate. The transition also may cause the Fund to realize taxable capital gains, although the board of trustees believes that any gains realized are likely to be offset by accumulated tax losses. It is important to note that the actual transaction costs, turnover rate, and capital gains will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments.

Name Change for ETF Shares

To better coincide with the Fund's new target index, the ETF share class of the Fund, previously known as Vanguard MSCI Emerging Markets ETF, has changed its name to Vanguard FTSE Emerging Markets ETF.

Prospectus and Summary Prospectus Text Changes

The paragraph under "Primary Investment Strategies" is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (normally approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More of the Funds section under the heading "Security Selection":

Emerging Markets Stock Index Fund. The Fund invests in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets. As of October 31, 2012, the Fund had an asset-weighted median market capitalization of $17.1 billion.

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 533 012013

Signal
Supplement Text
Supplement Text:

SHIP LOGO Vanguard (r)

Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal(r) Shares

New Interim Target Index

Effective immediately, Vanguard Emerging Markets Stock Index Fund has begun tracking the FTSE Emerging Transition Index, on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund's board of trustees.

The board of trustees has approved the adoption of the FTSE Emerging Index as the new target index for the Fund, replacing the MSCI Emerging Markets Index. The board believes that the new index is well-constructed and offers comprehensive coverage of the Fund's market segment. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

The Fund is expected to adopt the FTSE Emerging Index as its benchmark sometime over the coming months, and the current change to the FTSE Emerging Transition Index is the first of two phases. This approach is intended to enable the Fund's advisor, The Vanguard Group, Inc., to make necessary adjustments to portfolio holdings-particularly with respect to South Korean securities, which represent approximately 15% of the MSCI Emerging Markets Index (the Fund's former benchmark) but are not included in the FTSE Emerging Index-in a manner that has the least impact on Fund shareholders. In this first phase, the Fund has ceased tracking its former target index and has begun temporarily tracking the FTSE Emerging Transition Index, a "dynamic" index that will gradually reduce South Korean equity exposure by approximately 4% each week for a period of 25 weeks while proportionately adding exposure to other countries based on their weightings in the new index. In the second phase, the Fund will cease tracking the FTSE Emerging Transition Index and begin tracking the FTSE Emerging Index.

Both the FTSE Emerging Transition Index and the FTSE Emerging Index measure the same market segment as the Fund's former index, so the investment objective and risks described in the Fund's current prospectus will not change. The Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility than those of the former or interim index over any period of time.

The adjustments to the Fund's portfolio holdings are expected to result in modest, temporary increases in the Fund's transaction costs and turnover rate. The transition also may cause the Fund to realize taxable capital gains, although the board of trustees believes that any gains realized are likely to be offset by accumulated tax losses. It is important to note that the actual transaction costs, turnover rate, and capital gains will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments.

Name Change for ETF Shares

To better coincide with the Fund's new target index, the ETF share class of the Fund, previously known as Vanguard MSCI Emerging Markets ETF, has changed its name to Vanguard FTSE Emerging Markets ETF.

Prospectus and Summary Prospectus Text Changes

The paragraph under "Primary Investment Strategies" is replaced with the following:

The Fund employs an indexing investment approach by investing substantially all (normally approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

The paragraph under "Annual Total Returns" is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More of the Funds section under the heading "Security Selection":

Emerging Markets Stock Index Fund. The Fund invests in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a "dynamic" index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Emerging markets can be substantially more volatile, and substantially less liquid, than both U.S. and more developed foreign markets. Therefore, the Fund may expose investors to a higher degree of volatility and illiquidity than funds that invest in more developed markets. As of October 31, 2012, the Fund had an asset-weighted median market capitalization of $17.1 billion.

The Vanguard Emerging Markets Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") the London Stock Exchange Group companies ("LSEG") (together the "Licensor Parties") and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Transition Index (the "Index") (upon which the Vanguard Emerging Markets Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Emerging Markets Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. "FTSE(r)" is a trademark of LSEG and is used by FTSE under licence.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

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